STOCK-BASED COMPENSATION PLANS (Details 2) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Stock options USD ($)	Dec. 31, 2012 Stock options CAD	Dec. 31, 2011 Stock options USD ($)	Dec. 31, 2011 Stock options CAD	Dec. 31, 2010 Stock options USD ($)	Dec. 31, 2010 Stock options CAD	Dec. 31, 2009 Stock options USD ($)	Dec. 31, 2009 Stock options CAD	Dec. 31, 2012 Stock options Maximum	Dec. 31, 2012 Stock option plan
STOCK-BASED COMPENSATION PLANS
Percentage of the number of issued and outstanding common shares available for issue if the lesser of two alternatives										10.00%
Number of issued and outstanding common shares available for issue if the lesser of two alternatives										7,000,000
Common shares available for future allocation under the plan										703,365
Vesting period	4 years	4 years	4 years	4 years	4 years	4 years
Percentage of the award vesting at first anniversary	25.00%	25.00%
Expiration term									5 years
Assumptions used in estimating the fair value of share options on the date of grant using the Black-Scholes option-pricing model
Risk-free interest rate (as a percent)	0.85%	0.85%	2.07%	2.07%	1.90%	1.90%
Annual dividends per share (in dollars per Share)
Expected stock price volatility (as a percent)	57.00%	57.00%	60.00%	60.00%	60.00%	60.00%
Expected option life	4 years	4 years	4 years	4 years	4 years	4 years
Estimated forfeiture rate (as a percent)	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Average fair value of options granted (in dollars per share)	$ 3.42		$ 5.11		$ 4.21
Number of Shares
Outstanding at the beginning of the period (in shares)	2,297,875	2,297,875	2,259,728	2,259,728	2,158,088	2,158,088
Granted (in shares)	636,963	636,963	658,452	658,452	698,972	698,972
Exercised (in shares)	(85,051)	(85,051)	(83,906)	(83,906)	(173,879)	(173,879)
Forfeited (in shares)	(493,910)	(493,910)	(536,399)	(536,399)	(423,453)	(423,453)
Outstanding at the end of the period (in shares)	2,355,877	2,355,877	2,297,875	2,297,875	2,259,728	2,259,728	2,158,088	2,158,088
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 11.86	12.11	$ 12.54	12.51	$ 12.83	13.51
Granted (in dollars per share)	$ 7.82	7.85	$ 10.89	10.88	$ 8.76	9.12
Exercised (in dollars per share)	$ 5.12	5.16	$ 6.19	6.06	$ 6.18	6.38
Forfeited (in dollars per share)	$ 17.42	17.58	$ 13.97	13.91	$ 11.84	12.36
Outstanding at the end of the period (in dollars per share)	$ 9.96	9.89	$ 11.86	12.11	$ 12.54	12.51	$ 12.83	13.51
Weighted Average Remaining Contractual Life
Outstanding at the beginning of the period	2 years 6 months	2 years 6 months	2 years 6 months	2 years 6 months	2 years 4 months 24 days	2 years 4 months 24 days	2 years 6 months	2 years 6 months
Outstanding at the end of the period	2 years 6 months	2 years 6 months	2 years 6 months	2 years 6 months	2 years 4 months 24 days	2 years 4 months 24 days	2 years 6 months	2 years 6 months
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars)	$ 705		$ 7,878		$ 3,246
Exercised (in dollars)	297		417		792
Outstanding at the end of the period (in dollars)	$ 735		$ 705		$ 7,878		$ 3,246